SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment) (Details)	Dec. 31, 2023
Machinery and equipment- data center equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Estimated Residual	5.00%
Electronics and office equipment
Property, Plant and Equipment [Line Items]
Estimated Residual	5.00%
Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated Residual	5.00%
Leasehold improvements
Property, Plant and Equipment [Line Items]
Leasehold improvements, Estimated Useful Life	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Minimum | Machinery and equipment- mining machine and other equipments
Property, Plant and Equipment [Line Items]
Estimated Useful Life	2 years
Minimum | Electronics and office equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Minimum | Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Maximum | Machinery and equipment- mining machine and other equipments
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Maximum | Electronics and office equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Maximum | Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years